Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Summary of information on plan assets and defined benefit obligation per country

Plan assets and defined benefit obligation per country
	Plan assets		Defined benefit obligation		Funded Status
in EUR million	2022	2021	2022	2021	2022	2021
The Netherlands	310	427	400	578	-90	-151
United States	248	332	230	312	18	20
United Kingdom	1,277	1,968	750	1,236	527	732
Belgium	507	606	475	617	32	-11
Other countries	295	338	305	372	-10	-34
Funded status (Net defined benefit asset/liability)	2,637	3,671	2,159	3,115	478	556

Presented as:
- Other assets					617	783
- Other liabilities					-139	-227
					478	556

Schedule of changes in fair value of plan assets	Changes in the fair value of plan assets for the period were as follows::

Changes in fair value of plan assets
in EUR million	2022	2021
Opening balance	3,671	3,583
Interest income	54	37
Remeasurements: Return on plan assets excluding amounts included in interest income	-947	2
Employer's contribution	34	26
Participants contributions	3	2
Benefits paid	-126	-136
Exchange rate differences	-53	158
Closing balance	2,637	3,671

Actual return on the plan assets	-894	39

Schedule of changes in present value of defined benefit obligation and other post-employment benefits

Changes in defined benefit obligation and other post-employment benefits
	Defined benefit obligation		Other post-employment benefits
in EUR million	2022	2021	2022	2021
Opening balance	3,115	3,208	72	83
Current service cost	33	33	1	1
Interest cost	46	31	1	2
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions		-5
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	-882	-122	-45	-16
Participants’ contributions	3	1		1
Benefits paid	-129	-141	-1	-1
Past service cost			-1
Effect of curtailment or settlement				-2
Exchange rate differences	-26	109	5	4
Closing balance	2,159	3,115	29	72

Summary of changes in the net defined benefit assets/liability remeasurement reserve	Amounts recognised directly in Other comprehensive income were as follows:

Changes in the net defined benefit assets/liability remeasurement reserve
in EUR million	2022	2021
Opening balance	-212	-307

Remeasurement of plan assets	-947	2
Actuarial gains and losses arising from changes in demographic assumptions	0	5
Actuarial gains and losses arising from changes in financial assumptions	882	122
Taxation and Exchange rate differences	46	-34
Total Other comprehensive income movement for the year	-19	95

Closing balance	-232	-212

Summary of pension and other staff-related benefit costs

Pension and other staff-related benefit costs
	Net defined benefit asset/liability			Other post-employment benefits			Total
in EUR million	2022	2021	2020	2022	2021	2020	2022	2021	2020
Current service cost	33	33	31	1	1	-2	34	34	29
Past service cost			2	-1					2
Net Interest cost	-8	-6	-6	1	2	2	-6	-4	-4
Effect of curtailment or settlement					-2			-2
Defined benefit plans	26	27	27	2	1		27	28	28

Defined contribution plans							364	369	356
Pension and other post employment benefits							392	397	383
Other staff related benefits							-2	11	12
Pension and other staff-related benefits							390	408	395